TRADE AND OTHER RECEIVABLES - Narrative (Details)	12 Months Ended
Jun. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Number of days past due but not impaired, still collectible	30 days
Number of years counterparties transacting with group	5 years